Derivative Instruments - Schedule Effect of Changes in Fair Value from Derivative Instruments Not Designated as Hedging Instruments (Details) - Derivatives not designated as hedging instruments
$ in Thousands
12 Months Ended
Dec. 31, 2024 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain or (Loss) Recognized in Income on Derivative	$ (23)
Client Swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain or (Loss) Recognized in Income on Derivative	300
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain or (Loss) Recognized in Income on Derivative	(23)
Interest rate lock commitments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain or (Loss) Recognized in Income on Derivative	(41)
Forward Contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain or (Loss) Recognized in Income on Derivative	$ 41